Earnings Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic EPS Computation:
Numerator - Earnings available to common stockholders	$ 9,833	$ 7,972	$ 7,309	$ 7,480	$ 3,574	$ 6,469	$ 6,988	$ 6,495	$ 6,802	$ 6,918	$ 6,270	$ 5,643	$ 32,594	$ 23,526	$ 25,633
Denominator - Weighted average number of common shares outstanding													10,564,172	10,407,211	10,279,332
Basic earnings per common share (in dollars per share)	$ 0.93	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 3.09	$ 2.26	$ 2.49
Diluted EPS Computation:
Numerator - Earnings available to common stockholders													$ 32,594	$ 23,526	$ 25,633
Denominator - Weighted average number of common shares outstanding													10,564,172	10,407,211	10,279,332
Dilutive effect of stock options (in shares)													8,049	5,325	4,996
Weighted average number of shares outstanding-diluted													10,572,221	10,412,536	10,284,328
Diluted earnings per common share (in dollars per share)	$ 0.92	$ 0.75	$ 0.69	$ 0.71	$ 0.34	$ 0.62	$ 0.67	$ 0.63	$ 0.66	$ 0.67	$ 0.61	$ 0.55	$ 3.08	$ 2.26	$ 2.49